BANK BORROWINGS (Schedule of Short-Term Bank Borrowing's Guarantees) (Details) - Financial Guarantee [Member] - Short-term bank borrowings [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Debt guarantee	$ 212.0	$ 341.6
Debt guarantee, fixed deposit	15.4	209.0
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	40.0	16.3
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi [Member]
Guarantor Obligations [Line Items]
Debt guarantee	20.7	26.1
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and machinery from China Sunergy (Nanjing) Co., Ltd. [Member]
Guarantor Obligations [Line Items]
Debt guarantee	6.7	8.1
CEEG (Jiangsu) Ltd. and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	18.9	13.1
Construction in progress [Member]
Guarantor Obligations [Line Items]
Debt guarantee	6.5	3.6
Songjiang District SME Credit Guarantee Center [Member]
Guarantor Obligations [Line Items]
Debt guarantee	0.0	1.0
Shareholder of subsidiaries in Turkey [Member]
Guarantor Obligations [Line Items]
Debt guarantee	0.0	3.0
China Electric Equipment Group Co., Ltd. and Jiangsu Xinde Asset Management Co., Ltd. and CEEG (Zhengjiang) Power Transformer and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi [Member]
Guarantor Obligations [Line Items]
Debt guarantee	12.2	8.2
Jiangsu Xinde Asset Management Co., Ltd and CEEG (zhenjiang) Power Transformer Co., Ltd and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi [Member]
Guarantor Obligations [Line Items]
Debt guarantee	13.0	8.2
Fixed deposit pledge and shareholder of subsidiaries in Turkey [Member]
Guarantor Obligations [Line Items]
Debt guarantee	2.5	0.7
Fixed deposit pledge and China Electric Equipment Group Co., Ltd. [Member]
Guarantor Obligations [Line Items]
Debt guarantee	0.0	10.0
Construction in Progress & Fix assets and China Electric Equipment Group Co., Ltd, CEEG (Nanjing) Special Transformer Co., Ltd and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	0.0	1.6
CEEG (Jiangsu) Limited and CEEG Special Transformer Co., Ltd and new energy and Land use right and plant [Member]
Guarantor Obligations [Line Items]
Debt guarantee	30.8	32.7
China Electric Equipment Group Co., Ltd. And SEUL [Member]
Guarantor Obligations [Line Items]
Debt guarantee	44.3	0.0
SEUL [Member]
Guarantor Obligations [Line Items]
Debt guarantee	$ 1.0	$ 0.0